IMPAIRMENT (Detail Textuals)	12 Months Ended
Dec. 31, 2018 CAD ($)
Disclosure of impairment loss and reversal of impairment loss [abstract]
Impairment loss	$ 988,160
Reduction in carrying value of intangible assets